Quarterly Holdings Report
for
Fidelity® Intermediate Bond Fund
May 31, 2025
IBF-NPRT3-0725
1.804838.121
Asset-Backed Securities - 11.9%
	Principal Amount (a)	Value ($)
BAILIWICK OF JERSEY - 0.5%
Hartwick Park Clo Ltd Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.16%, 5.4295% 1/20/2037 (b)(c)(d)	7,202,000	7,191,226
Neuberger Berman Ln Advisers Nbla Clo 50 Ltd / Neuberger Berman Ln Series 2024-50A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5293% 7/23/2036 (b)(c)(d)	8,500,000	8,501,641
Valley Stream Pk Clo Ltd / Vy Stream Pk Clo LLC Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.19%, 5.4595% 1/20/2037 (b)(c)(d)	5,321,000	5,315,178
TOTAL BAILIWICK OF JERSEY		21,008,045
GRAND CAYMAN (UK OVERSEAS TER) - 2.9%
Aimco Clo Ser 2018-A / Aimco Clo Ser 2018-A LLC Series 2024-AA Class XR, CME Term SOFR 3 month Index + 1%, 5.2798% 10/17/2037 (b)(c)(d)	1,700,000	1,695,471
Ares Lii Clo Ltd Series 2025-52A Class A1RR, CME Term SOFR 3 month Index + 0.88%, 5.1524% 4/22/2031 (b)(c)(d)	5,373,145	5,365,086
Ares LIV CLO Ltd Series 2024-54A Class AR, CME Term SOFR 3 month Index + 1.27%, 5.5261% 10/15/2032 (b)(c)(d)	2,676,933	2,677,661
Ares XXXIV CLO Ltd Series 2024-2A Class AR3, CME Term SOFR 3 month Index + 1.32%, 5.5998% 4/17/2033 (b)(c)(d)	15,541,000	15,583,427
Buckhorn Park Clo Ltd Series 2024-1A Class ARR, CME Term SOFR 3 month Index + 1.07%, 5.3395% 7/18/2034 (b)(c)(d)	8,750,000	8,735,169
Dryden 104 Clo Ltd / Dryden 104 Clo LLC Series 2024-104A Class A1R, CME Term SOFR 3 month Index + 1.29%, 5.612% 8/20/2034 (b)(c)(d)	5,695,000	5,696,384
Dryden 68 Clo Ltd Series 2024-68A Class ARR, CME Term SOFR 3 month Index + 1.1%, 5.3561% 7/15/2035 (b)(c)(d)	8,184,000	8,154,014
Flatiron Clo 20 Ltd / Flatiron Clo 20 LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.38%, 5.702% 5/20/2036 (b)(c)(d)	5,033,000	5,041,737
Flatiron Clo 28 Ltd / Flatiron Clo 28 LLC Series 2024-1A Class A1, CME Term SOFR 3 month Index + 1.32%, 5.5761% 7/15/2036 (b)(c)(d)	10,126,000	10,129,331
Flatiron Clo Ltd Series 2025-1A Class AR2, CME Term SOFR 3 month Index + 1.18%, 5.5052% 11/16/2034 (b)(c)(d)	7,140,962	7,146,282
Horizon Aircraft Finance Ltd Series 2019-1 Class A, 3.721% 7/15/2039 (b)	277,991	268,536
Madison Park Funding Xxiii Ltd Series 2021-23A Class AR, CME Term SOFR 3 month Index + 1.2316%, 5.5142% 7/27/2031 (b)(c)(d)	2,569,773	2,568,393
Madison Pk Fdg Xlv Ltd / Madison Pk Fdg Xlv LLC Series 2024-45A Class ARR, CME Term SOFR 3 month Index + 1.08%, 5.3361% 7/15/2034 (b)(c)(d)	8,203,000	8,175,807
Magnetite Xxii Ltd / Magnetite Xxii LLC Series 2024-22A Class ARR, CME Term SOFR 3 month Index + 1.25%, 5.5061% 7/15/2036 (b)(c)(d)	8,952,000	8,953,835
Oha Credit Funding 22 Ltd Series 2025-22A Class A1, CME Term SOFR 3 month Index + 1.33%, 0% 7/20/2038 (b)(c)(d)	8,783,000	8,792,556
Palmer Square Loan Funding Ltd Series 2024-2A Class A1N, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2033 (b)(c)(d)	1,440,629	1,440,861
Palmer Square Loan Funding Ltd Series 2024-3A Class A1, CME Term SOFR 3 month Index + 1.08%, 5.3873% 8/8/2032 (b)(c)(d)	4,475,886	4,476,495
Rr 16 Ltd Series 2021-16A Class A1, CME Term SOFR 3 month Index + 1.3716%, 5.6277% 7/15/2036 (b)(c)(d)	4,777,000	4,785,465
TCI-Symphony CLO Ltd Series 2021-1A Class AR, CME Term SOFR 3 month Index + 1.1916%, 5.4477% 7/15/2030 (b)(c)(d)	3,159,277	3,159,473
Thunderbolt III Aircraft Lease Ltd Series 2019-1 Class A, 3.671% 11/15/2039 (b)	1,246,550	1,206,347
Trapeza Cdo Xii Ltd Series 2007-12A Class B, CME Term SOFR 3 month Index + 0.8216%, 5.1063% 4/6/2042 (b)(c)(d)	1,143,000	898,476
Voya Clo 2022-1 Ltd / Voya Clo 2022-1 LLC Series 2024-1A Class A1R, CME Term SOFR 3 month Index + 1.25%, 5.5195% 4/20/2035 (b)(c)(d)	7,174,000	7,167,106
TOTAL GRAND CAYMAN (UK OVERSEAS TER)		122,117,912
UNITED STATES - 8.5%
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A1, 6.261% 5/16/2049 (b)	2,005,848	2,019,672
Aaset 2024-1 US Ltd / Aaset 2024-1 Intl Ltd Series 2024-1A Class A2, 6.261% 5/16/2049 (b)	1,777,911	1,790,163
Aaset 2025-1 Ltd / Aaset 2025-1 LLC Series 2025-1A Class A, 5.943% 2/16/2050 (b)	1,674,803	1,677,632
AASET Trust Series 2019-2 Class A, 3.376% 10/16/2039 (b)	575,697	558,433
AASET Trust Series 2021-1A Class A, 2.95% 11/16/2041 (b)	1,763,621	1,659,277
AASET Trust Series 2021-2A Class A, 2.798% 1/15/2047 (b)	2,763,629	2,540,718
Altde Trust Series 2025-1A Class A, 5.9% 8/15/2050 (b)	2,315,695	2,311,510
American Express Credit Account Master Trust Series 2024-2 Class A, 5.24% 4/15/2031	10,741,000	11,106,683
Apollo Aviation Securitization Equity Trust Series 2020-1A Class A, 3.351% 1/16/2040 (b)	191,803	186,050
Ari Fleet Lease Trust 2024-B Series 2024-B Class A3, 5.26% 4/15/2033 (b)	861,000	868,053
Avis Budget Rental Car Funding AESOP LLC Series 2025-1A Class A, 4.8% 8/20/2029 (b)	1,600,000	1,601,687
Blackbird Cap II Aircraft Lease Ltd / Blackbird Cap II Aircraft Lease Us L Series 2021-1A Class A, 2.443% 7/15/2046 (b)	2,196,078	2,043,484
CarMax Auto Owner Trust Series 2024-2 Class A3, 5.5% 1/16/2029	1,250,000	1,266,396
Castlelake Aircraft Securitization Trust Series 2019-1A Class A, 3.967% 4/15/2039 (b)	1,133,152	1,073,667
Castlelake Aircraft Securitization Trust Series 2021-1R Class A, 2.741% 8/15/2041 (b)	917,070	880,851
Castlelake Aircraft Structured Trust Series 2021-1A Class A, 3.474% 1/15/2046 (b)	1,342,035	1,308,653
CFMT LLC Series 2023-HB12 Class A, 4.25% 4/25/2033 (b)	405,126	400,908
Chase Auto Owner Trust Series 2024-2A Class A4, 5.48% 11/26/2029 (b)	1,500,000	1,538,027
Chase Issuance Trust Series 2023-A2 Class A, 5.08% 9/15/2030	8,477,000	8,682,188
Chase Issuance Trust Series 2024-A2 Class A, 4.63% 1/15/2031	13,000,000	13,120,872
Citibank Credit Card Issuance Trust Series 2018-A7 Class A7, 3.96% 10/13/2030	10,727,000	10,588,622
Citizens Auto Receivables Trust Series 2024-2 Class A3, 5.33% 8/15/2028 (b)	2,028,000	2,041,041
DB Master Finance LLC Series 2021-1A Class A2I, 2.045% 11/20/2051 (b)	7,245,220	6,942,246
DLLAA Series 2023-1A Class A3, 5.64% 2/22/2028 (b)	529,000	534,978
DLLAD Series 2024-1A Class A3, 5.3% 7/20/2029 (b)	546,000	553,608
DLLMT LLC Series 2024-1A Class A3, 4.84% 8/21/2028 (b)	3,427,000	3,449,345
Domino's Pizza Master Issuer LLC Series 2017-1A Class A23, 4.118% 7/25/2047 (b)	7,226,720	7,094,357
Domino's Pizza Master Issuer LLC Series 2018-1A Class A2I, 4.116% 7/25/2048 (b)	4,670,228	4,648,616
Enterprise Fleet Financing LLC Series 2023-3 Class A2, 6.4% 3/20/2030 (b)	1,347,265	1,366,907
Enterprise Fleet Financing LLC Series 2024-3 Class A3, 4.98% 8/21/2028 (b)	5,914,000	5,962,605
Enterprise Fleet Financing LLC Series 2024-4 Class A3, 4.56% 11/20/2028 (b)	2,139,000	2,141,949
Enterprise Fleet Financing LLC Series 2025-1 Class A3, 4.82% 2/20/2029 (b)	5,650,000	5,695,832
Enterprise Fleet Financing Series 2024-2 Class A3, 5.61% 4/20/2028 (b)	1,144,000	1,161,418
Flatiron Clo 23 LLC Series 2025-1A, CME Term SOFR 3 month Index + 1.24%, 0% 4/17/2036 (b)(c)(d)	10,932,000	10,932,000
Flatiron Clo 26 Ltd / Flatiron Clo 26 LLC Series 2024-4A Class X, CME Term SOFR 3 month Index + 1%, 5.2561% 1/15/2038 (b)(c)(d)	2,437,000	2,431,580
Flatiron Rr Clo 22 LLC Series 2025-2A Class AR, CME Term SOFR 3 month Index + 0.91%, 5.1661% 10/15/2034 (b)(c)(d)	7,600,000	7,542,187
Ford Cr Floorplan Mast Own Tr Series 2018-4 Class A, 4.06% 11/15/2030	4,365,000	4,307,732
Ford Credit Auto Owner Trust Series 2023-1 Class A, 4.85% 8/15/2035 (b)	11,603,000	11,721,159
Ford Credit Auto Owner Trust Series 2023-2 Class A, 5.28% 2/15/2036 (b)	7,988,000	8,170,228
Ford Credit Auto Owner Trust Series 2024-1 Class A, 4.87% 8/15/2036 (b)	7,176,000	7,260,675
Ford Credit Auto Owner Trust Series 2024-A Class A4, 5.01% 9/15/2029	2,800,000	2,836,915
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class A1, 5.29% 4/15/2029 (b)	8,539,000	8,660,610
Ford Credit Floorplan Master Owner Trust A Series 2024-1 Class B, 5.48% 4/15/2029 (b)	5,501,000	5,569,526
Fordf Series 2025-1 Class A1, 4.63% 4/15/2030	6,710,000	6,739,619
Fordf Series 2025-1 Class B, 4.84% 4/15/2030	3,385,000	3,387,510
Gilead Aviation LLC Series 2025-1A Class A, 5.789% 3/15/2050 (b)	3,911,923	3,876,305
GM Financial Consumer Automobile Receivables Trust Series 2023-3 Class A3, 5.45% 6/16/2028	1,064,529	1,071,091
GM Financial Revolving Receivables Trust Series 2023-1 Class A, 5.12% 4/11/2035 (b)	7,253,000	7,370,810
GM Financial Revolving Receivables Trust Series 2023-2 Class A, 5.77% 8/11/2036 (b)	11,424,000	11,872,025
GM Financial Revolving Receivables Trust Series 2024-1 Class A, 4.98% 12/11/2036 (b)	5,692,000	5,789,024
GMF Floorplan Owner Revolving Trust Series 2023-1 Class A1, 5.34% 6/15/2028 (b)	5,924,000	5,969,311
GMF Floorplan Owner Revolving Trust Series 2023-1 Class B, 5.73% 6/15/2028 (b)	4,517,000	4,546,839
GMF Floorplan Owner Revolving Trust Series 2024-1A Class A1, 5.13% 3/15/2029 (b)	10,783,000	10,897,405
GMF Floorplan Owner Revolving Trust Series 2024-1A Class B, 5.33% 3/15/2029 (b)	5,100,000	5,145,727
GMF Floorplan Owner Revolving Trust Series 2024-2A Class A, 5.06% 3/15/2031 (b)	12,352,000	12,591,028
GMF Floorplan Owner Revolving Trust Series 2024-2A Class B, 5.35% 3/15/2031 (b)	1,275,000	1,296,132
Hyundai Auto Receivables Trust Series 2023-B Class A3, 5.48% 4/17/2028	1,047,419	1,053,923
Juniper Valley Park CLO LLC Series 2024-1A Class AR, CME Term SOFR 3 month Index + 1.25%, 5.5195% 7/20/2036 (b)(c)(d)	10,000,000	10,010,150
Kubota Credit Owner Trust Series 2024-2A Class A3, 5.26% 11/15/2028 (b)	1,492,000	1,516,142
Mercedes-Benz Auto Lease Trust Series 2024-A Class A4, 5.32% 2/15/2030	6,065,000	6,157,142
MetLife Securitization Trust Series 2019-1A Class A1A, 3.75% 4/25/2058 (b)	132,269	129,733
Morgan Stanley ABS Capital I Inc Series 2004-HE7 Class B3, CME Term SOFR 1 month Index + 5.3645%, 9.6892% 8/25/2034 (c)(d)	95,300	135,917
Nissan Master Owner Tr Receivable Series 2024-B Class A, 5.05% 2/15/2029 (b)	3,127,000	3,146,325
Park Place Securities Inc Asset-Backed Pass-Through Certificates Series 2005-WCH1 Class M4, CME Term SOFR 1 month Index + 1.3595%, 5.6842% 1/25/2036 (c)(d)	2,664	2,660
Pk Alift Loan Funding 3 LP Series 2024-1 Class A1, 5.842% 9/15/2039 (b)	533,223	537,320
SAPPHIRE AVIATION FINANCE Series 2020-1A Class A, 3.228% 3/15/2040 (b)	2,096,879	1,985,577
SBA Tower Trust Series 2020, 1.884% 7/15/2050 (b)	703,000	688,438
SBA Tower Trust Series 2021, 1.631% 5/15/2051 (b)	9,464,000	8,993,931
SLAM Ltd Series 2025-1A Class A, 5.807% 5/15/2050 (b)	2,080,000	2,121,600
SLAM Ltd. / SLAM LLC Series 2021-1A Class A, 2.434% 6/15/2046 (b)	1,582,899	1,472,331
Subway Funding LLC Series 2024-1A Class A2I, 6.028% 7/30/2054 (b)	2,669,585	2,694,050
Subway Funding LLC Series 2024-1A Class A2II, 6.268% 7/30/2054 (b)	2,828,785	2,880,266
Terwin Mortgage Trust Series 2003-4HE Class A1, CME Term SOFR 1 month Index + 0.9745%, 5.2992% 9/25/2034 (c)(d)	69,372	71,218
Verizon Master Trust Series 2023-4 Class A1A, 5.16% 6/20/2029	6,694,000	6,742,039
Verizon Master Trust Series 2023-7 Class A1A, 5.67% 11/20/2029	10,000,000	10,177,074
Verizon Master Trust Series 2024-2 Class A, 4.83% 12/22/2031 (b)	7,262,000	7,359,212
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A3, 5.48% 12/20/2028	5,281,000	5,353,693
Volkswagen Auto Loan Enhanced Trust 2023-2 Series 2023-2 Class A4, 5.57% 4/22/2030	4,900,000	5,008,037
Volkswagen Auto Loan Enhanced Trust Series 2023-1 Class A3, 5.02% 6/20/2028	3,045,000	3,054,382
Wheels Fleet Lease Funding 1 LLC Series 2023-2A Class A, 6.46% 8/18/2038 (b)	3,997,804	4,050,158
Wheels Fleet Lease Funding 1 LLC Series 2024-3A Class A1, 4.8% 9/19/2039 (b)	6,630,000	6,638,466
World Omni Automobile Lease Securitization Trust Series 2024-A Class A3, 5.26% 10/15/2027	4,080,000	4,118,622
TOTAL UNITED STATES		354,900,292
TOTAL ASSET-BACKED SECURITIES (Cost $494,586,410)		498,026,249

Collateralized Mortgage Obligations - 0.8%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.8%
Ajax Mortgage Loan Trust Series 2021-C Class A, 5.115% 1/25/2061 (b)	798,742	798,390
Angel Oak Mortgage Trust Series 2021-8 Class A1, 1.82% 11/25/2066 (b)	2,909,726	2,560,801
Binom Securitization Trust Series 2022-RPL1 Class A1, 3% 2/25/2061 (b)	1,573,228	1,443,160
Bravo Residential Funding Trust Series 2020-RPL2 Class A1, 2% 5/25/2059 (b)	1,266,327	1,167,752
Bravo Residential Funding Trust Series 2022-RPL1 Class A1, 2.75% 9/25/2061 (b)	6,462,776	5,834,819
CFMT LLC Series 2024-HB13 Class A, 3% 5/25/2034 (b)(c)	982,140	963,069
CSMC Trust Series 2020-RPL4 Class A1, 2% 1/25/2060 (b)	398,415	352,001
CSMC Trust Series 2021-RPL9 Class A1, 3.742% 2/25/2061 (b)(c)	5,121,240	5,194,011
Fannie Mae Guaranteed REMIC Series 2013-16 Class GP, 3% 3/25/2033	350,385	343,703
Freddie Mac Multifamily Structured pass-thru certificates Series 2011-3949 Class MK, 4.5% 10/15/2034	124,234	122,551
Gcat 2021-Nqm7 Tr Series 2021-NQM7 Class A1, 1.915% 8/25/2066 (b)	1,440,918	1,315,268
Legacy Mortgage Asset Trust Series 2021-GS5 Class A1, 5.25% 7/25/2067 (b)(c)	3,437,396	3,417,028
New Residential Mortgage Loan Trust Series 2019-1A Class A1B, 3.5% 10/25/2059 (b)	526,790	490,064
New Residential Mortgage Loan Trust Series 2019-5A Class A1B, 3.5% 8/25/2059 (b)	556,640	511,234
New York Mortgage Trust Series 2021-SP1 Class A1, 4.6696% 8/25/2061 (b)	1,193,003	1,187,111
Oceanview Mortgage Loan Trust Series 2020-1 Class A1A, 1.7329% 5/28/2050 (b)	56,277	52,509
Ocwen Loan Investment Trust Series 2023-HB1 Class A, 3% 6/25/2036 (b)	116,580	115,050
PRET LLC Series 2022-RN1 Class A1, 6.721% 7/25/2051 (b)(e)	2,373,667	2,375,107
PRPM LLC Series 2024-RPL2 Class A1, 3.5% 5/25/2054 (b)(c)	3,741,736	3,604,311
RMF Buyout Issuance Trust Series 2021-HB1 Class A, 1.2586% 11/25/2031 (b)	45,480	45,318
Sequoia Mortgage Trust Series 2004-6 Class A3B, CME Term SOFR 6 month Index + 1.3083%, 5.5914% 7/20/2034 (c)(d)	945	870
TOWD Point Mortgage Trust Series 2018-1 Class A2, 3.25% 1/25/2058 (b)	3,281,112	3,147,748
TOTAL UNITED STATES		35,041,875
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $36,543,257)		35,041,875

Commercial Mortgage Securities - 3.7%
	Principal Amount (a)	Value ($)
UNITED STATES - 3.7%
ALA Trust Series 2025-OANA Class A, CME Term SOFR 1 month Index + 1.7426%, 6.0426% 6/15/2030 (b)(c)(d)	9,085,000	9,123,050
BAMLL Commercial Mortgage Securities Trust Series 2019-BPR Class ANM, 3.112% 11/5/2032 (b)	906,059	862,616
BAMLL Commercial Mortgage Securities Trust Series 2022-DKLX Class A, CME Term SOFR 1 month Index + 1.15%, 5.479% 1/15/2039 (b)(c)(d)	1,455,709	1,450,250
BANK Series 2018-BN15 Class ASB, 4.285% 11/15/2061	1,547,377	1,535,713
BANK Series 2021-BN33 Class XA, 1.0438% 5/15/2064 (c)(f)	12,327,965	520,829
BANK Series 2021-BN36 Class ASB, 2.283% 9/15/2064	10,250,000	9,446,117
BANK Series 2022-BNK41 Class ASB, 3.7897% 4/15/2065 (c)	6,700,000	6,450,523
BBCMS Mortgage Trust Series 2019-C5 Class ASB, 2.99% 11/15/2052	2,996,889	2,913,921
BBCMS Mortgage Trust Series 2022-C14 Class ASB, 2.901% 2/15/2055	1,300,000	1,210,652
BCP Trust Series 2021-330N Class A, CME Term SOFR 1 month Index + 0.9135%, 5.2425% 6/15/2038 (b)(c)(d)	7,697,319	6,906,710
Benchmark Mortgage Trust Series 2018-B7 Class A2, 4.377% 5/15/2053	1,625,829	1,616,406
Benchmark Mortgage Trust Series 2019-B12 Class XA, 1.0654% 8/15/2052 (c)(f)	15,078,405	430,932
Benchmark Mortgage Trust Series 2019-B14 Class XA, 0.75% 12/15/2062 (c)(f)	14,879,292	317,634
Benchmark Mortgage Trust Series 2020-B17 Class XA, 1.3724% 3/15/2053 (c)(f)	27,143,102	1,205,382
Benchmark Mortgage Trust Series 2020-B19 Class XA, 1.7445% 9/15/2053 (c)(f)	20,061,155	980,698
Benchmark Mortgage Trust Series 2021-B31 Class AAB, 2.615% 12/15/2054	8,000,000	7,360,171
BLOX Trust Series 2021-BLOX Class A, CME Term SOFR 1 month Index + 1.1145%, 5.4435% 9/15/2026 (b)(c)(d)	3,041,072	3,001,542
BLP Commercial Mortgage Trust Series 2024-IND2 Class A, CME Term SOFR 1 month Index + 1.3422%, 5.6709% 3/15/2041 (b)(c)(d)	1,444,115	1,445,018
BX Commercial Mortgage Trust Series 2019-IMC Class A, CME Term SOFR 1 month Index + 1.0463%, 5.3753% 4/15/2034 (b)(c)(d)	664,552	658,322
BX Commercial Mortgage Trust Series 2021-PAC Class A, CME Term SOFR 1 month Index + 0.8036%, 5.1326% 10/15/2036 (b)(c)(d)	5,672,488	5,647,709
BX Commercial Mortgage Trust Series 2021-VINO Class A, CME Term SOFR 1 month Index + 0.7668%, 5.0958% 5/15/2038 (b)(c)(d)	410,349	410,093
BX Commercial Mortgage Trust Series 2023-XL3 Class A, CME Term SOFR 1 month Index + 1.7614%, 6.0901% 12/9/2040 (b)(c)(d)	1,587,392	1,593,851
BX Commercial Mortgage Trust Series 2024-GPA3 Class A, CME Term SOFR 1 month Index + 1.2928%, 5.6215% 12/15/2039 (b)(c)(d)	926,461	926,461
BX Commercial Mortgage Trust Series 2025-SPOT Class A, CME Term SOFR 1 month Index + 1.4434%, 5.7721% 4/15/2040 (b)(c)(d)	6,275,000	6,275,730
BX Trust 2024-CNY Series 2024-CNYN Class A, CME Term SOFR 1 month Index + 1.4419%, 5.7706% 4/15/2041 (b)(c)(d)	4,583,110	4,588,839
BX Trust 2025-ROIC Series 2025-ROIC Class A, CME Term SOFR 1 month Index + 1.1438%, 5.4725% 3/15/2030 (b)(c)(d)	7,969,000	7,909,233
BX Trust Series 2021-ACNT Class A, CME Term SOFR 1 month Index + 0.9645%, 5.2935% 11/15/2038 (b)(c)(d)	2,524,690	2,523,112
BX Trust Series 2021-BXMF Class A, CME Term SOFR 1 month Index + 0.7504%, 5.0794% 10/15/2026 (b)(c)(d)	2,227,652	2,219,299
BX Trust Series 2021-MFM1 Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 1/15/2034 (b)(c)(d)	382,687	382,448
BX Trust Series 2021-SOAR Class A, CME Term SOFR 1 month Index + 0.7845%, 5.1135% 6/15/2038 (b)(c)(d)	2,338,966	2,337,504
BX Trust Series 2025-DIME Class A, CME Term SOFR 1 month Index + 1.15%, 5.4787% 2/15/2035 (b)(c)(d)	2,620,000	2,610,175
CD Mortgage Trust Series 2017-CD5 Class AAB, 3.22% 8/15/2050	651,549	642,673
CF Hippolyta Issuer LLC Series 2020-1 Class A1, 1.69% 7/15/2060 (b)	3,980,369	3,950,875
CF Hippolyta Issuer LLC Series 2021-1A Class A1, 1.53% 3/15/2061 (b)	2,860,700	2,754,236
Citigroup Commercial Mortgage Trust Series 2016-GC37 Class AAB, 3.098% 4/10/2049	87,410	86,997
CSAIL Commercial Mortgage Trust Series 2020-C19 Class ASB, 2.5501% 3/15/2053	11,629,234	11,094,853
CSMC Trust Series 2020-NET Class A, 2.2569% 8/15/2037 (b)	368,871	364,664
ELP Commercial Mortgage Trust Series 2021-ELP Class A, CME Term SOFR 1 month Index + 0.8155%, 5.1445% 11/15/2038 (b)(c)(d)	3,943,756	3,933,896
EQT Trust Series 2024-EXTR Class A, 5.3308% 7/5/2041 (b)(c)	10,131,000	10,256,489
Extended Stay America Trust Series 2021-ESH Class A, CME Term SOFR 1 month Index + 1.1945%, 5.5235% 7/15/2038 (b)(c)(d)	1,118,477	1,118,477
GS Mortgage Securities Trust Series 2011-GC5 Class AS, 5.148% 8/10/2044 (b)(c)	2,068,211	2,020,780
GS Mortgage Securities Trust Series 2013-GC13 Class AS, 3.8787% 7/10/2046 (b)(c)	2,548,525	2,503,901
GS Mortgage Securities Trust Series 2015-GC30 Class AS, 3.777% 5/10/2050	240,998	235,581
GS Mortgage Securities Trust Series 2015-GC34 Class AAB, 3.278% 10/10/2048	16,330	16,307
GS Mortgage Securities Trust Series 2021-IP Class A, CME Term SOFR 1 month Index + 1.0645%, 5.3935% 10/15/2036 (b)(c)(d)	1,713,894	1,703,182
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-AON Class D, 4.6132% 7/5/2031 (b)(c)	3,378,000	1,604,551
JPMorgan Chase Commercial Mortgage Securities Trust Series 2018-WPT Class AFX, 4.2475% 7/5/2033 (b)	2,057,853	1,950,196
JPMorgan Chase Commercial Mortgage Securities Trust Series 2019-BKWD Class A, CME Term SOFR 1 month Index + 1.6145%, 5.9435% 9/15/2029 (b)(c)(d)	634,968	601,669
MHP Commercial Mortgage Trust Series 2021-STOR Class A, CME Term SOFR 1 month Index + 0.8145%, 5.1435% 7/15/2038 (b)(c)(d)	1,379,764	1,378,039
Morgan Stanley Capital I Trust Series 2021-L6 Class XA, 1.1728% 6/15/2054 (c)(f)	4,220,028	185,606
OPEN Trust Series 2023-AIR Class A, CME Term SOFR 1 month Index + 3.0891%, 7.4178% 11/15/2040 (b)(c)(d)	495,686	497,061
SREIT Trust Series 2021-MFP Class A, CME Term SOFR 1 month Index + 0.8453%, 5.174% 11/15/2038 (b)(c)(d)	2,314,256	2,311,364
TCO Commercial Mortgage Trust Series 2024-DPM Class A, CME Term SOFR 1 month Index + 1.2429%, 5.5716% 12/15/2039 (b)(c)(d)	3,086,000	3,085,031
UBS Commercial Mortgage Trust Series 2017-C7 Class XA, 0.9712% 12/15/2050 (c)(f)	44,489,834	932,516
UBS Commercial Mortgage Trust Series 2018-C8 Class ASB, 3.903% 2/15/2051	3,410,133	3,381,482
VLS Commercial Mortgage Trust Series 2020-LAB Class A, 2.13% 10/10/2042 (b)	1,920,006	1,591,339
VLS Commercial Mortgage Trust Series 2020-LAB Class X, 0.4294% 10/10/2042 (b)(c)	57,900,875	1,117,707
Wells Fargo Commercial Mortgage Trust Series 2017-C41 Class ASB, 3.39% 11/15/2050	137,386	135,793
Wells Fargo Commercial Mortgage Trust Series 2017-RC1 Class ASB, 3.453% 1/15/2060	449,540	446,544
Wells Fargo Commerical Mortgage Trust Series 2025-VTT Class A, 5.1004% 3/15/2038 (b)(c)	2,183,000	2,176,508
TOTAL UNITED STATES		156,939,257
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $162,448,000)		156,939,257

Foreign Government and Government Agency Obligations - 0.2%
	Principal Amount (a)	Value ($)
MEXICO - 0.2%
United Mexican States 3.25% 4/16/2030	2,368,000	2,159,616
United Mexican States 3.5% 2/12/2034	1,965,000	1,614,247
United Mexican States 6% 5/13/2030	4,380,000	4,511,400
TOTAL MEXICO		8,285,263
TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $8,675,858)		8,285,263

Non-Convertible Corporate Bonds - 42.6%
	Principal Amount (a)	Value ($)
AUSTRALIA - 0.3%
Financials - 0.1%
Banks - 0.1%
Westpac Banking Corp 4.11% 7/24/2034 (c)	1,134,000	1,085,831
Westpac Banking Corp 5.405% 8/10/2033 (c)	4,101,000	4,092,929
		5,178,760
Materials - 0.2%
Metals & Mining - 0.2%
Glencore Funding LLC 5.186% 4/1/2030 (b)	6,052,000	6,120,830
TOTAL AUSTRALIA		11,299,590
BELGIUM - 0.0%
Consumer Staples - 0.0%
Beverages - 0.0%
Anheuser-Busch InBev Worldwide Inc 3.5% 6/1/2030	1,070,000	1,024,875
CANADA - 1.5%
Communication Services - 0.0%
Wireless Telecommunication Services - 0.0%
Rogers Communications Inc 3.2% 3/15/2027	1,601,000	1,566,200
Consumer Staples - 0.1%
Consumer Staples Distribution & Retail - 0.1%
Alimentation Couche-Tard Inc 2.95% 1/25/2030 (b)	5,819,000	5,380,352
Energy - 1.1%
Oil, Gas & Consumable Fuels - 1.1%
Canadian Natural Resources Ltd 2.95% 7/15/2030	9,591,000	8,692,489
Canadian Natural Resources Ltd 5% 12/15/2029 (b)	2,867,000	2,855,671
Cenovus Energy Inc 2.65% 1/15/2032	5,000,000	4,239,501
Cenovus Energy Inc 4.25% 4/15/2027	6,940,000	6,885,251
Enbridge Inc 5.25% 4/5/2027	4,591,000	4,644,743
Enbridge Inc 5.3% 4/5/2029	3,837,000	3,921,800
Enbridge Inc 6% 11/15/2028	7,927,000	8,282,617
South Bow USA Infrastructure Holdings LLC 4.911% 9/1/2027 (b)	2,316,000	2,317,634
		41,839,706
Financials - 0.3%
Banks - 0.3%
Bank of Nova Scotia/The 4.5% 12/16/2025	4,038,000	4,030,514
Royal Bank of Canada 2.3% 11/3/2031	6,190,000	5,357,595
Toronto Dominion Bank 2.8% 3/10/2027	4,805,000	4,672,395
		14,060,504
TOTAL CANADA		62,846,762
FRANCE - 1.0%
Financials - 1.0%
Banks - 1.0%
BNP Paribas SA 1.323% 1/13/2027 (b)(c)	3,654,000	3,577,902
BNP Paribas SA 2.219% 6/9/2026 (b)(c)	2,279,000	2,277,833
Credit Agricole SA 6.251% 1/10/2035 (b)(c)	10,500,000	10,776,806
Societe Generale SA 1.792% 6/9/2027 (b)(c)	4,104,000	3,975,258
Societe Generale SA 4.677% 6/15/2027 (b)	5,569,000	5,580,256
Societe Generale SA 4.75% 11/24/2025 (b)	4,777,000	4,773,608
Societe Generale SA 5.634% 1/19/2030 (b)(c)	10,410,000	10,586,266

TOTAL FRANCE		41,547,929
GERMANY - 1.5%
Consumer Discretionary - 0.8%
Automobiles - 0.8%
Mercedes-Benz Finance North America LLC 4.8% 3/30/2028 (b)	7,608,000	7,652,968
Volkswagen Group of America Finance LLC 1.25% 11/24/2025 (b)	7,754,000	7,618,461
Volkswagen Group of America Finance LLC 4.35% 6/8/2027 (b)	7,639,000	7,538,113
Volkswagen Group of America Finance LLC 5.7% 9/12/2026 (b)	9,700,000	9,783,324
		32,592,866
Financials - 0.6%
Capital Markets - 0.6%
Deutsche Bank AG/New York NY 2.129% 11/24/2026 (c)	6,196,000	6,109,317
Deutsche Bank AG/New York NY 2.311% 11/16/2027 (c)	4,598,000	4,426,111
Deutsche Bank AG/New York NY 5.373% 1/10/2029 (c)	4,500,000	4,550,908
Deutsche Bank AG/New York NY 5.706% 2/8/2028 (c)	8,800,000	8,908,987
Deutsche Bank AG/New York NY 7.146% 7/13/2027 (c)	2,700,000	2,764,091
		26,759,414
Industrials - 0.1%
Machinery - 0.1%
Daimler Truck Finance North America LLC 2% 12/14/2026 (b)	4,559,000	4,384,482
TOTAL GERMANY		63,736,762
HONG KONG - 0.1%
Financials - 0.1%
Insurance - 0.1%
AIA Group Ltd 3.9% 4/6/2028 (b)	5,569,000	5,493,650
IRELAND - 1.4%
Financials - 0.9%
Banks - 0.2%
Bank of Ireland Group PLC 5.601% 3/20/2030 (b)(c)	6,702,000	6,843,917
Consumer Finance - 0.7%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 1.75% 1/30/2026	3,495,000	3,424,197
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 2.45% 10/29/2026	1,390,000	1,347,180
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3% 10/29/2028	1,456,000	1,374,415
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.3% 1/30/2032	5,000,000	4,439,790
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.1% 1/19/2029	4,311,000	4,351,848
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 5.75% 6/6/2028	7,897,000	8,114,934
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.1% 1/15/2027	5,500,000	5,608,105
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 6.5% 7/15/2025	1,093,000	1,093,470
		29,753,939
TOTAL FINANCIALS		36,597,856

Industrials - 0.5%
Transportation Infrastructure - 0.5%
Avolon Holdings Funding Ltd 3.25% 2/15/2027 (b)	1,761,000	1,706,686
Avolon Holdings Funding Ltd 4.375% 5/1/2026 (b)	645,000	640,654
Avolon Holdings Funding Ltd 4.95% 1/15/2028 (b)	6,243,000	6,225,111
Avolon Holdings Funding Ltd 5.15% 1/15/2030 (b)	307,000	305,904
Avolon Holdings Funding Ltd 5.5% 1/15/2026 (b)	1,159,000	1,160,468
Avolon Holdings Funding Ltd 5.75% 11/15/2029 (b)	11,100,000	11,289,929
Avolon Holdings Funding Ltd 6.375% 5/4/2028 (b)	2,418,000	2,503,083
		23,831,835
TOTAL IRELAND		60,429,691
ISRAEL - 0.0%
Health Care - 0.0%
Pharmaceuticals - 0.0%
Teva Pharmaceutical Finance Netherlands IV BV 5.75% 12/1/2030	200,000	201,990
ITALY - 0.4%
Financials - 0.1%
Banks - 0.1%
Intesa Sanpaolo SpA 5.71% 1/15/2026 (b)	3,236,000	3,243,373
Utilities - 0.3%
Electric Utilities - 0.3%
Enel Finance International NV 5.125% 6/26/2029 (b)	12,900,000	13,059,933
TOTAL ITALY		16,303,306
JAPAN - 1.3%
Communication Services - 0.1%
Diversified Telecommunication Services - 0.1%
NTT Finance Corp 1.591% 4/3/2028 (b)	6,562,000	6,066,080
Consumer Staples - 0.2%
Tobacco - 0.2%
Japan Tobacco Inc 4.892% 5/15/2028 (b)	5,679,000	5,731,885
Japan Tobacco Inc 5.21% 6/15/2030 (b)	4,267,000	4,354,624
		10,086,509
Financials - 1.0%
Banks - 1.0%
Mitsubishi UFJ Financial Group Inc 1.64% 10/13/2027 (c)	7,703,000	7,397,678
Mitsubishi UFJ Financial Group Inc 5.017% 7/20/2028 (c)	8,580,000	8,653,189
Mitsubishi UFJ Financial Group Inc 5.258% 4/17/2030 (c)	8,500,000	8,657,712
Mizuho Financial Group Inc 1.234% 5/22/2027 (c)	6,310,000	6,107,009
Mizuho Financial Group Inc 1.554% 7/9/2027 (c)	6,800,000	6,574,034
Mizuho Financial Group Inc 4.254% 9/11/2029 (c)	1,965,000	1,937,981
		39,327,603
TOTAL JAPAN		55,480,192
MEXICO - 0.3%
Energy - 0.3%
Oil, Gas & Consumable Fuels - 0.3%
Petroleos Mexicanos 5.95% 1/28/2031	14,000,000	12,101,600
NETHERLANDS - 0.5%
Consumer Staples - 0.0%
Food Products - 0.0%
JDE Peet's NV 1.375% 1/15/2027 (b)	1,001,000	945,159
Financials - 0.4%
Banks - 0.4%
Cooperatieve Rabobank UA 1.98% 12/15/2027 (b)(c)	2,686,000	2,577,467
ING Groep NV 1.726% 4/1/2027 (c)	2,376,000	2,319,084
ING Groep NV 4.858% 3/25/2029 (c)	4,000,000	4,015,820
ING Groep NV 5.335% 3/19/2030 (c)	5,470,000	5,575,572
		14,487,943
Information Technology - 0.1%
Semiconductors & Semiconductor Equipment - 0.1%
NXP BV / NXP Funding LLC / NXP USA Inc 5% 1/15/2033	6,356,000	6,199,231
TOTAL NETHERLANDS		21,632,333
NORWAY - 0.2%
Energy - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Equinor ASA 1.75% 1/22/2026	696,000	683,550
Financials - 0.2%
Banks - 0.2%
DNB Bank ASA 1.535% 5/25/2027 (b)(c)	2,813,000	2,728,520
DNB Bank ASA 1.605% 3/30/2028 (b)(c)	6,094,000	5,775,273
		8,503,793
TOTAL NORWAY		9,187,343
SWITZERLAND - 0.4%
Financials - 0.3%
Capital Markets - 0.3%
UBS Group AG 1.305% 2/2/2027 (b)(c)	5,890,000	5,753,741
UBS Group AG 4.55% 4/17/2026	3,276,000	3,274,847
UBS Group AG 6.373% 7/15/2026 (b)(c)	4,455,000	4,461,219
		13,489,807
Materials - 0.1%
Construction Materials - 0.1%
Holcim Finance US LLC 4.7% 4/7/2028 (b)	2,674,000	2,687,678
TOTAL SWITZERLAND		16,177,485
UNITED KINGDOM - 3.8%
Consumer Staples - 0.8%
Tobacco - 0.8%
BAT Capital Corp 4.7% 4/2/2027	3,990,000	3,998,123
BAT International Finance PLC 1.668% 3/25/2026	7,824,000	7,638,643
BAT International Finance PLC 5.931% 2/2/2029	7,000,000	7,311,127
Imperial Brands Finance PLC 5.5% 2/1/2030 (b)	11,100,000	11,340,653
		30,288,546
Financials - 2.6%
Banks - 2.4%
Barclays PLC 2.279% 11/24/2027 (c)	8,259,000	7,969,602
Barclays PLC 5.304% 8/9/2026 (c)	2,635,000	2,637,344
Barclays PLC 5.367% 2/25/2031 (c)	10,565,000	10,656,374
Barclays PLC 5.69% 3/12/2030 (c)	3,429,000	3,515,573
Barclays PLC 5.829% 5/9/2027 (c)	5,000,000	5,045,633
HSBC Holdings PLC 4.292% 9/12/2026 (c)	3,276,000	3,269,666
HSBC Holdings PLC 4.899% 3/3/2029 (c)	8,453,000	8,472,218
HSBC Holdings PLC 5.21% 8/11/2028 (c)	9,616,000	9,715,184
Lloyds Banking Group PLC 5.462% 1/5/2028 (c)	10,500,000	10,619,468
Lloyds Banking Group PLC 5.985% 8/7/2027 (c)	3,450,000	3,498,137
NatWest Group PLC 1.642% 6/14/2027 (c)	2,293,000	2,221,758
NatWest Group PLC 3.073% 5/22/2028 (c)	2,293,000	2,223,815
NatWest Group PLC 4.964% 8/15/2030 (c)	12,000,000	12,023,012
NatWest Group PLC 5.115% 5/23/2031 (c)	12,530,000	12,578,693
NatWest Group PLC 5.847% 3/2/2027 (c)	5,364,000	5,407,415
		99,853,892
Financial Services - 0.2%
Nationwide Building Society 6.557% 10/18/2027 (b)(c)	6,900,000	7,065,224
TOTAL FINANCIALS		106,919,116

Industrials - 0.4%
Aerospace & Defense - 0.4%
BAE Systems PLC 3.4% 4/15/2030 (b)	6,006,000	5,675,174
BAE Systems PLC 5.125% 3/26/2029 (b)	2,932,000	2,986,854
BAE Systems PLC 5.25% 3/26/2031 (b)	774,000	792,133
BAE Systems PLC 5.3% 3/26/2034 (b)	9,000,000	9,087,188
		18,541,349
TOTAL UNITED KINGDOM		155,749,011
UNITED STATES - 29.9%
Communication Services - 1.6%
Diversified Telecommunication Services - 0.6%
AT&T Inc 1.65% 2/1/2028	4,123,000	3,837,098
AT&T Inc 4.3% 2/15/2030	11,310,000	11,190,825
Verizon Communications Inc 2.1% 3/22/2028	4,944,000	4,650,220
Verizon Communications Inc 2.355% 3/15/2032	7,604,000	6,485,176
		26,163,319
Media - 0.8%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.75% 2/15/2028	10,200,000	9,955,187
Charter Communications Operating LLC / Charter Communications Operating Capital 4.2% 3/15/2028	3,155,000	3,115,239
Charter Communications Operating LLC / Charter Communications Operating Capital 4.908% 7/23/2025	701,000	700,891
Discovery Communications LLC 3.625% 5/15/2030	8,811,000	7,792,049
Warnermedia Holdings Inc 3.755% 3/15/2027	5,794,000	5,616,540
Warnermedia Holdings Inc 4.054% 3/15/2029	5,615,000	5,228,703
		32,408,609
Wireless Telecommunication Services - 0.2%
T-Mobile USA Inc 2.4% 3/15/2029	2,211,000	2,044,122
T-Mobile USA Inc 2.625% 4/15/2026	5,363,000	5,279,881
		7,324,003
TOTAL COMMUNICATION SERVICES		65,895,931

Consumer Discretionary - 2.0%
Automobiles - 0.9%
General Motors Co 6.125% 10/1/2025	1,971,000	1,976,897
General Motors Financial Co Inc 1.25% 1/8/2026	3,578,000	3,498,425
General Motors Financial Co Inc 2.35% 2/26/2027	2,587,000	2,475,004
General Motors Financial Co Inc 5.4% 4/6/2026	8,860,000	8,886,115
General Motors Financial Co Inc 5.45% 7/15/2030	12,600,000	12,617,330
General Motors Financial Co Inc 6% 1/9/2028	6,100,000	6,251,784
		35,705,555
Household Durables - 0.0%
Toll Brothers Finance Corp 4.875% 11/15/2025	2,776,000	2,777,029
Toll Brothers Finance Corp 4.875% 3/15/2027	1,352,000	1,352,938
		4,129,967
Leisure Products - 0.2%
Brunswick Corp/DE 5.85% 3/18/2029	8,511,000	8,647,071
Specialty Retail - 0.9%
Advance Auto Parts Inc 5.95% 3/9/2028	5,890,000	5,982,532
AutoZone Inc 4% 4/15/2030	3,155,000	3,061,175
AutoZone Inc 5.165% 6/15/2030	2,040,000	2,072,230
AutoZone Inc 6.25% 11/1/2028	4,041,000	4,272,562
Home Depot Inc/The 2.5% 4/15/2027	225,000	218,312
Lowe's Cos Inc 1.7% 9/15/2028	3,155,000	2,895,928
Lowe's Cos Inc 4.5% 4/15/2030	9,316,000	9,302,502
O'Reilly Automotive Inc 3.9% 6/1/2029	3,155,000	3,076,003
O'Reilly Automotive Inc 4.2% 4/1/2030	5,353,000	5,252,353
		36,133,597
TOTAL CONSUMER DISCRETIONARY		84,616,190

Consumer Staples - 0.9%
Beverages - 0.1%
Molson Coors Beverage Co 3% 7/15/2026	2,839,000	2,791,359
Consumer Staples Distribution & Retail - 0.1%
7-Eleven Inc 0.95% 2/10/2026 (b)	1,459,000	1,419,914
Mars Inc 4.8% 3/1/2030 (b)	2,757,000	2,774,015
Mars Inc 5% 3/1/2032 (b)	2,070,000	2,076,961
		6,270,890
Personal Care Products - 0.3%
Kenvue Inc 5% 3/22/2030	7,415,000	7,591,911
Kenvue Inc 5.05% 3/22/2028	4,575,000	4,690,540
		12,282,451
Tobacco - 0.4%
Altria Group Inc 4.8% 2/14/2029	964,000	967,449
Philip Morris International Inc 5.125% 11/17/2027	10,015,000	10,192,835
Philip Morris International Inc 5.125% 2/13/2031	5,374,000	5,465,960
		16,626,244
TOTAL CONSUMER STAPLES		37,970,944

Energy - 2.2%
Energy Equipment & Services - 0.0%
Baker Hughes Holdings LLC / Baker Hughes Co-Obligor Inc 2.061% 12/15/2026	1,199,000	1,155,943
Oil, Gas & Consumable Fuels - 2.2%
Columbia Pipelines Holding Co LLC 5.097% 10/1/2031 (b)	9,253,000	9,074,027
Columbia Pipelines Operating Co LLC 5.927% 8/15/2030 (b)	2,000,000	2,077,990
DCP Midstream Operating LP 5.375% 7/15/2025	2,410,000	2,410,611
Eastern Gas Transmission & Storage Inc 3% 11/15/2029	3,470,000	3,242,181
Energy Transfer LP 4.2% 4/15/2027	5,070,000	5,028,601
Energy Transfer LP 4.95% 6/15/2028	6,355,000	6,398,244
Energy Transfer LP 5.25% 7/1/2029	1,087,000	1,104,810
EQT Corp 3.9% 10/1/2027	1,412,000	1,388,612
EQT Corp 5.7% 4/1/2028	339,000	346,166
EQT Corp 5.75% 2/1/2034	5,000,000	5,033,367
Hess Corp 4.3% 4/1/2027	12,303,000	12,253,648
MPLX LP 1.75% 3/1/2026	3,091,000	3,021,438
MPLX LP 4% 3/15/2028	3,155,000	3,110,473
Occidental Petroleum Corp 5.2% 8/1/2029	2,786,000	2,767,487
Occidental Petroleum Corp 5.375% 1/1/2032	3,535,000	3,412,309
Occidental Petroleum Corp 6.625% 9/1/2030	3,066,000	3,192,975
ONEOK Inc 4.4% 10/15/2029	965,000	949,565
ONEOK Inc 4.75% 10/15/2031	6,165,000	6,017,848
Plains All American Pipeline LP / PAA Finance Corp 3.55% 12/15/2029	4,751,000	4,492,997
Plains All American Pipeline LP / PAA Finance Corp 3.8% 9/15/2030	3,580,000	3,380,508
Western Gas Partners LP 6.35% 1/15/2029	8,000,000	8,306,019
Williams Cos Inc/The 4.8% 11/15/2029	4,930,000	4,957,468
Williams Cos Inc/The 5.4% 3/2/2026	1,253,000	1,259,244
		93,226,588
TOTAL ENERGY		94,382,531

Financials - 14.5%
Banks - 6.1%
Bank of America Corp 1.197% 10/24/2026 (c)	11,041,000	10,885,455
Bank of America Corp 1.319% 6/19/2026 (c)	3,596,000	3,589,010
Bank of America Corp 2.496% 2/13/2031 (c)	3,155,000	2,845,490
Bank of America Corp 2.551% 2/4/2028 (c)	4,110,000	3,972,443
Bank of America Corp 2.592% 4/29/2031 (c)	7,000,000	6,315,710
Bank of America Corp 3.97% 3/5/2029 (c)	8,155,000	8,008,922
Bank of America Corp 3.974% 2/7/2030 (c)	4,290,000	4,183,889
Bank of America Corp 4.25% 10/22/2026	3,730,000	3,714,077
Bank of America Corp 4.271% 7/23/2029 (c)	7,208,000	7,126,977
Bank of America Corp 4.376% 4/27/2028 (c)	5,400,000	5,373,648
Bank of America Corp 4.45% 3/3/2026	2,199,000	2,195,478
Bank of America Corp 4.948% 7/22/2028 (c)	5,489,000	5,523,510
Bank of America Corp 5.468% 1/23/2035 (c)	4,089,000	4,131,766
Citigroup Inc 1.462% 6/9/2027 (c)	5,874,000	5,678,454
Citigroup Inc 2.666% 1/29/2031 (c)	5,530,000	5,008,194
Citigroup Inc 3.07% 2/24/2028 (c)	5,682,000	5,528,911
Citigroup Inc 4.075% 4/23/2029 (c)	5,190,000	5,107,465
Citigroup Inc 4.6% 3/9/2026	2,099,000	2,097,004
Citizens Financial Group Inc 5.718% 7/23/2032 (c)	5,236,000	5,345,227
Huntington Bancshares Inc/OH 4.443% 8/4/2028 (c)	3,163,000	3,158,133
JPMorgan Chase & Co 1.47% 9/22/2027 (c)	6,240,000	5,992,443
JPMorgan Chase & Co 1.764% 11/19/2031 (c)	4,010,000	3,424,822
JPMorgan Chase & Co 2.069% 6/1/2029 (c)	8,532,000	7,935,358
JPMorgan Chase & Co 2.522% 4/22/2031 (c)	6,955,000	6,276,460
JPMorgan Chase & Co 2.947% 2/24/2028 (c)	11,415,000	11,112,190
JPMorgan Chase & Co 2.956% 5/13/2031 (c)	4,445,000	4,047,212
JPMorgan Chase & Co 4.125% 12/15/2026	3,199,000	3,184,508
JPMorgan Chase & Co 4.25% 10/1/2027	2,524,000	2,524,011
JPMorgan Chase & Co 4.912% 7/25/2033 (c)	7,000,000	6,937,232
JPMorgan Chase & Co 4.995% 7/22/2030 (c)	7,500,000	7,570,026
Santander Holdings USA Inc 2.49% 1/6/2028 (c)	5,673,000	5,451,092
Truist Financial Corp 4.26% 7/28/2026 (c)	5,546,000	5,539,656
Truist Financial Corp 5.071% 5/20/2031 (c)	9,922,000	9,966,178
Truist Financial Corp 5.435% 1/24/2030 (c)	7,000,000	7,157,357
Truist Financial Corp 5.711% 1/24/2035 (c)	6,098,000	6,196,274
Wells Fargo & Co 3.526% 3/24/2028 (c)	6,680,000	6,551,721
Wells Fargo & Co 4.3% 7/22/2027	6,170,000	6,141,582
Wells Fargo & Co 4.97% 4/23/2029 (c)	10,000,000	10,074,426
Wells Fargo & Co 5.244% 1/24/2031 (c)	5,343,000	5,422,564
Wells Fargo & Co 5.389% 4/24/2034 (c)	11,251,000	11,299,094
Wells Fargo & Co 5.574% 7/25/2029 (c)	10,500,000	10,771,827
Wells Fargo & Co 6.303% 10/23/2029 (c)	8,500,000	8,919,816
		252,285,612
Capital Markets - 4.2%
Ares Capital Corp 3.25% 7/15/2025	8,667,000	8,647,828
Athene Global Funding 1.73% 10/2/2026 (b)	4,287,000	4,120,808
Athene Global Funding 2.646% 10/4/2031 (b)	6,246,000	5,352,253
Athene Global Funding 4.721% 10/8/2029 (b)	3,800,000	3,750,089
Athene Global Funding 5.516% 3/25/2027 (b)	10,900,000	11,051,155
Athene Global Funding 5.583% 1/9/2029 (b)	2,486,000	2,537,331
GA Global Funding Trust 5.4% 1/13/2030 (b)	6,601,000	6,710,184
Goldman Sachs Group Inc/The 1.093% 12/9/2026 (c)	5,874,000	5,762,620
Goldman Sachs Group Inc/The 1.542% 9/10/2027 (c)	5,971,000	5,733,333
Goldman Sachs Group Inc/The 3.615% 3/15/2028 (c)	2,500,000	2,455,292
Goldman Sachs Group Inc/The 3.8% 3/15/2030	4,330,000	4,177,410
Goldman Sachs Group Inc/The 4.482% 8/23/2028 (c)	3,334,000	3,322,950
Intercontinental Exchange Inc 3.625% 9/1/2028	9,500,000	9,252,656
LPL Holdings Inc 4.9% 4/3/2028	4,287,000	4,292,824
Moody's Corp 3.25% 1/15/2028	4,416,000	4,306,618
Morgan Stanley 1.512% 7/20/2027 (c)	5,874,000	5,667,607
Morgan Stanley 2.475% 1/21/2028 (c)	5,778,000	5,578,168
Morgan Stanley 2.511% 10/20/2032 (c)	5,000,000	4,305,207
Morgan Stanley 3.772% 1/24/2029 (c)	5,000,000	4,892,732
Morgan Stanley 4.21% 4/20/2028 (c)	12,636,000	12,540,969
Morgan Stanley 4.654% 10/18/2030 (c)	9,500,000	9,436,643
Morgan Stanley 4.994% 4/12/2029 (c)	7,389,000	7,458,191
Morgan Stanley 5.449% 7/20/2029 (c)	7,193,000	7,357,369
Morgan Stanley 5.466% 1/18/2035 (c)	6,160,000	6,196,850
Morgan Stanley 6.407% 11/1/2029 (c)	8,500,000	8,960,176
Nuveen LLC 5.55% 1/15/2030 (b)	1,891,000	1,952,574
S&P Global Inc 2.45% 3/1/2027	4,416,000	4,283,495
Sammons Financial Group Global Funding 5.05% 1/10/2028 (b)	8,249,000	8,346,396
Sammons Financial Group Global Funding 5.1% 12/10/2029 (b)	6,566,000	6,645,954
		175,095,682
Consumer Finance - 1.6%
Ally Financial Inc 4.75% 6/9/2027	6,877,000	6,885,028
Ally Financial Inc 5.737% 5/15/2029 (c)	5,542,000	5,596,281
Ally Financial Inc 5.75% 11/20/2025	1,287,000	1,289,195
Capital One Financial Corp 1.878% 11/2/2027 (c)	10,852,000	10,437,471
Capital One Financial Corp 2.359% 7/29/2032 (c)	6,310,000	5,224,283
Capital One Financial Corp 4.5% 1/30/2026	1,532,000	1,529,874
Capital One Financial Corp 4.985% 7/24/2026 (c)	2,403,000	2,402,981
Ford Motor Credit Co LLC 3.375% 11/13/2025	8,189,000	8,124,086
Ford Motor Credit Co LLC 5.85% 5/17/2027	9,300,000	9,286,973
Ford Motor Credit Co LLC 5.875% 11/7/2029	7,500,000	7,405,988
Ford Motor Credit Co LLC 6.95% 6/10/2026	7,500,000	7,585,302
		65,767,462
Financial Services - 1.1%
Aircastle Ltd / Aircastle Ireland DAC 5.25% 3/15/2030 (b)	7,177,000	7,144,318
Corebridge Financial Inc 3.65% 4/5/2027	1,748,000	1,720,387
Corebridge Financial Inc 3.85% 4/5/2029	6,197,000	6,013,056
Corebridge Financial Inc 3.9% 4/5/2032	1,306,000	1,202,141
Equitable Holdings Inc 4.35% 4/20/2028	11,714,000	11,634,778
Jackson Financial Inc 3.125% 11/23/2031	642,000	557,471
Jackson Financial Inc 5.17% 6/8/2027	1,211,000	1,220,358
Jackson Financial Inc 5.67% 6/8/2032	4,044,000	4,041,407
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 2.5% 1/15/2027	3,631,000	3,500,846
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 3% 2/2/2029	3,155,000	2,967,724
JBS USA Holding Lux Sarl/ JBS USA Food Co/ JBS Lux Co Sarl 5.125% 2/1/2028	7,571,000	7,647,028
		47,649,514
Insurance - 1.5%
AFLAC Inc 3.6% 4/1/2030	708,000	682,717
Arthur J Gallagher & Co 5% 2/15/2032	1,104,000	1,106,603
Equitable Financial Life Global Funding 1.3% 7/12/2026 (b)	3,155,000	3,046,888
Equitable Financial Life Global Funding 1.4% 8/27/2027 (b)	3,155,000	2,938,262
Equitable Financial Life Global Funding 1.7% 11/12/2026 (b)	4,021,000	3,863,245
Equitable Financial Life Global Funding 5% 3/27/2030 (b)	5,316,000	5,348,514
Five Corners Funding Trust II 2.85% 5/15/2030 (b)	2,963,000	2,729,843
Fortitude Group Holdings LLC 6.25% 4/1/2030 (b)	6,558,000	6,639,651
Jackson National Life Global Funding 4.6% 10/1/2029 (b)	3,187,000	3,152,587
Jackson National Life Global Funding 5.35% 1/13/2030 (b)	5,621,000	5,733,166
Jackson National Life Global Funding 5.55% 7/2/2027 (b)	2,992,000	3,041,959
MassMutual Global Funding II 4.85% 1/17/2029 (b)	10,400,000	10,510,887
RGA Global Funding 5.448% 5/24/2029 (b)	5,525,000	5,671,999
Teachers Insurance & Annuity Association of America 4.9% 9/15/2044 (b)	2,715,000	2,385,582
Western-Southern Global Funding 4.9% 5/1/2030 (b)	1,228,000	1,231,440
Willis North America Inc 4.5% 9/15/2028	3,470,000	3,458,840
		61,542,183
TOTAL FINANCIALS		602,340,453

Health Care - 1.7%
Biotechnology - 0.1%
Amgen Inc 5.15% 3/2/2028	1,367,000	1,391,995
Amgen Inc 5.25% 3/2/2030	1,247,000	1,278,494
		2,670,489
Health Care Equipment & Supplies - 0.0%
Alcon Finance Corp 2.75% 9/23/2026 (b)	2,685,000	2,613,797
Health Care Providers & Services - 1.2%
Centene Corp 2.45% 7/15/2028	6,671,000	6,143,932
Centene Corp 4.25% 12/15/2027	3,155,000	3,081,413
Cigna Group/The 3.4% 3/1/2027	2,839,000	2,789,043
CVS Health Corp 5.55% 6/1/2031	11,017,000	11,259,877
HCA Inc 3.125% 3/15/2027	8,266,000	8,056,660
HCA Inc 3.5% 9/1/2030	1,577,000	1,470,932
HCA Inc 5.625% 9/1/2028	3,155,000	3,225,095
HCA Inc 5.875% 2/1/2029	1,739,000	1,794,912
Humana Inc 1.35% 2/3/2027	3,786,000	3,604,355
Humana Inc 3.7% 3/23/2029	1,002,000	962,512
Humana Inc 5.375% 4/15/2031	2,250,000	2,264,435
Icon Investments Six DAC 5.849% 5/8/2029	3,472,000	3,557,993
Sabra Health Care LP 3.2% 12/1/2031	2,504,000	2,180,842
Sabra Health Care LP 3.9% 10/15/2029	852,000	798,924
		51,190,925
Pharmaceuticals - 0.4%
Bristol-Myers Squibb Co 4.9% 2/22/2029	4,417,000	4,499,568
Bristol-Myers Squibb Co 5.1% 2/22/2031	3,569,000	3,653,773
Haleon US Capital LLC 3.375% 3/24/2027	7,000,000	6,883,058
Mylan Inc 4.55% 4/15/2028	965,000	944,043
Viatris Inc 2.7% 6/22/2030	968,000	846,693
		16,827,135
TOTAL HEALTH CARE		73,302,346

Industrials - 1.4%
Aerospace & Defense - 0.7%
Boeing Co 2.7% 2/1/2027	3,155,000	3,055,229
Boeing Co 5.04% 5/1/2027	5,804,000	5,838,871
Boeing Co 5.15% 5/1/2030	7,620,000	7,686,805
Boeing Co 6.298% 5/1/2029	1,046,000	1,100,172
RTX Corp 5.75% 1/15/2029	1,653,000	1,722,930
RTX Corp 6% 3/15/2031	7,900,000	8,390,014
		27,794,021
Building Products - 0.1%
Carrier Global Corp 2.493% 2/15/2027	6,047,000	5,858,644
Electrical Equipment - 0.1%
Trans-Allegheny Interstate Line Co 5.2% 1/15/2031 (b)	4,713,000	4,749,334
Machinery - 0.3%
Ingersoll Rand Inc 5.176% 6/15/2029	11,100,000	11,317,261
Passenger Airlines - 0.1%
American Airlines 2019-1 Class B Pass Through Trust equipment trust certificate 3.85% 8/15/2029	1,981,306	1,902,308
United Airlines 2018-1 Class B Pass Through Trust equipment trust certificate 4.6% 9/1/2027	1,324,705	1,305,678
United Airlines 2019-2 Class B Pass Through Trust equipment trust certificate 3.5% 11/1/2029	1,102,150	1,051,481
		4,259,467
Professional Services - 0.0%
Paychex Inc 5.1% 4/15/2030	374,000	378,849
Paychex Inc 5.35% 4/15/2032	341,000	346,062
		724,911
Trading Companies & Distributors - 0.1%
Air Lease Corp 2.2% 1/15/2027	2,431,000	2,341,957
TOTAL INDUSTRIALS		57,045,595

Information Technology - 1.5%
Electronic Equipment, Instruments & Components - 0.2%
Amphenol Corp 5.05% 4/5/2027	1,615,000	1,636,693
Amphenol Corp 5.05% 4/5/2029	2,329,000	2,380,908
Dell International LLC / EMC Corp 5% 4/1/2030	4,396,000	4,418,643
Dell International LLC / EMC Corp 5.25% 2/1/2028	1,935,000	1,973,692
		10,409,936
IT Services - 0.1%
CDW LLC / CDW Finance Corp 5.1% 3/1/2030	3,794,000	3,788,859
VeriSign Inc 5.25% 6/1/2032	3,292,000	3,318,004
		7,106,863
Semiconductors & Semiconductor Equipment - 0.9%
Broadcom Inc 4.15% 11/15/2030	3,155,000	3,076,204
Broadcom Inc 5.05% 7/12/2029	6,867,000	6,989,973
Broadcom Inc 5.15% 11/15/2031	9,100,000	9,264,098
Marvell Technology Inc 2.45% 4/15/2028	2,500,000	2,356,906
Micron Technology Inc 5.327% 2/6/2029	5,500,000	5,581,402
Micron Technology Inc 5.875% 9/15/2033	5,000,000	5,133,260
Micron Technology Inc 6.75% 11/1/2029	3,600,000	3,848,758
		36,250,601
Software - 0.3%
Roper Technologies Inc 1.4% 9/15/2027	3,155,000	2,949,728
Roper Technologies Inc 2% 6/30/2030	3,615,000	3,178,006
Roper Technologies Inc 4.5% 10/15/2029	3,337,000	3,320,347
VMware LLC 1.4% 8/15/2026	1,693,000	1,630,094
		11,078,175
TOTAL INFORMATION TECHNOLOGY		64,845,575

Materials - 0.1%
Chemicals - 0.1%
Chevron Phillips Chemical Co LLC / Chevron Phillips Chemical Co LP 4.75% 5/15/2030 (b)	1,602,000	1,611,268
International Flavors & Fragrances Inc 1.23% 10/1/2025 (b)	260,000	256,771
International Flavors & Fragrances Inc 1.832% 10/15/2027 (b)	822,000	767,075
LYB International Finance III LLC 1.25% 10/1/2025	3,039,000	3,002,055
		5,637,169
Real Estate - 1.1%
Diversified REITs - 0.1%
Piedmont Operating Partnership LP 2.75% 4/1/2032	475,000	381,822
VICI Properties LP 4.75% 4/1/2028	674,000	673,722
VICI Properties LP 5.125% 5/15/2032	556,000	544,817
VICI Properties LP 5.75% 4/1/2034	450,000	451,535
Vornado Realty LP 2.15% 6/1/2026	590,000	570,486
WP Carey Inc 3.85% 7/15/2029	400,000	384,740
		3,007,122
Health Care REITs - 0.4%
Omega Healthcare Investors Inc 5.25% 1/15/2026	5,148,000	5,153,536
Ventas Realty LP 3% 1/15/2030	1,315,000	1,218,363
Ventas Realty LP 4% 3/1/2028	737,000	725,263
Ventas Realty LP 5.1% 7/15/2032	11,621,000	11,591,041
		18,688,203
Office REITs - 0.1%
COPT Defense Properties LP 2% 1/15/2029	2,288,000	2,049,778
Hudson Pacific Properties LP 4.65% 4/1/2029	4,013,000	2,904,157
		4,953,935
Residential REITs - 0.1%
American Homes 4 Rent LP 3.625% 4/15/2032	1,201,000	1,090,244
American Homes 4 Rent LP 4.95% 6/15/2030	3,527,000	3,524,339
Sun Communities Operating LP 2.3% 11/1/2028	540,000	500,060
		5,114,643
Retail REITs - 0.2%
Agree LP 5.6% 6/15/2035	2,853,000	2,862,669
Brixmor Operating Partnership LP 4.125% 6/15/2026	849,000	844,226
Realty Income Corp 2.1% 3/15/2028	2,984,000	2,804,251
		6,511,146
Specialized REITs - 0.2%
American Tower Corp 4.9% 3/15/2030	9,900,000	9,957,331
TOTAL REAL ESTATE		48,232,380

Utilities - 2.9%
Electric Utilities - 1.7%
Cleco Corporate Holdings LLC 3.743% 5/1/2026	3,786,000	3,741,902
Cleveland Electric Illuminating Co/The 3.5% 4/1/2028 (b)	5,961,000	5,743,864
Duke Energy Corp 4.5% 8/15/2032	9,500,000	9,133,416
Duquesne Light Holdings Inc 2.775% 1/7/2032 (b)	7,007,000	5,975,226
Exelon Corp 2.75% 3/15/2027	491,000	476,479
Exelon Corp 3.35% 3/15/2032	5,013,000	4,551,494
Exelon Corp 5.15% 3/15/2029	2,001,000	2,038,397
FirstEnergy Corp 1.6% 1/15/2026	365,000	357,956
FirstEnergy Transmission LLC 4.55% 1/15/2030	5,600,000	5,548,546
Georgia Power Co 4.65% 5/16/2028	3,548,000	3,580,751
Monongahela Power Co 5.85% 2/15/2034 (b)	6,085,000	6,229,051
Pinnacle West Capital Corp 5.15% 5/15/2030	2,082,000	2,105,782
Southern Co/The 5.113% 8/1/2027 (e)	3,155,000	3,194,225
Southern Co/The 5.2% 6/15/2033	3,560,000	3,555,369
Southern Co/The 5.5% 3/15/2029	3,579,000	3,706,836
Virginia Electric and Power Co 2.4% 3/30/2032	3,155,000	2,690,469
Vistra Operations Co LLC 5% 7/31/2027 (b)	6,060,000	6,042,338
		68,672,101
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp/The 1.375% 1/15/2026	6,940,000	6,782,389
AES Corp/The 2.45% 1/15/2031	2,693,000	2,302,752
AES Corp/The 3.95% 7/15/2030 (b)	4,133,000	3,857,133
		12,942,274
Multi-Utilities - 0.9%
Berkshire Hathaway Energy Co 3.25% 4/15/2028	3,786,000	3,686,621
Berkshire Hathaway Energy Co 3.7% 7/15/2030	295,000	283,853
DTE Energy Co 5.2% 4/1/2030	6,298,000	6,405,975
NiSource Inc 0.95% 8/15/2025	1,517,000	1,505,236
NiSource Inc 2.95% 9/1/2029	3,786,000	3,544,633
NiSource Inc 5.25% 3/30/2028	4,191,000	4,271,712
Public Service Enterprise Group Inc 2.45% 11/15/2031	12,500,000	10,800,391
Public Service Enterprise Group Inc 4.9% 3/15/2030	2,951,000	2,971,107
Puget Energy Inc 4.224% 3/15/2032	3,155,000	2,907,180
		36,376,708
TOTAL UTILITIES		117,991,083

TOTAL UNITED STATES		1,252,260,197
TOTAL NON-CONVERTIBLE CORPORATE BONDS (Cost $1,783,987,813)		1,785,472,716

U.S. Government Agency - Mortgage Securities - 0.3%
	Principal Amount (a)	Value ($)
UNITED STATES - 0.3%
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	336,652	317,407
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	261,678	246,719
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	205,973	194,306
Fannie Mae Mortgage pass-thru certificates 2.5% 1/1/2033	185,860	175,043
Fannie Mae Mortgage pass-thru certificates 2.5% 10/1/2031	625,036	598,930
Fannie Mae Mortgage pass-thru certificates 3% 11/1/2032	2,542,528	2,442,950
Fannie Mae Mortgage pass-thru certificates 3% 12/1/2032	3,218,188	3,118,631
Fannie Mae Mortgage pass-thru certificates 3.5% 10/1/2034	337,077	326,177
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	1,196,881	1,158,175
Fannie Mae Mortgage pass-thru certificates 3.5% 9/1/2034	587,118	568,131
Fannie Mae Mortgage pass-thru certificates 4.5% 3/1/2039	190,399	186,581
Fannie Mae Mortgage pass-thru certificates 4.5% 6/1/2039	105,537	103,420
Fannie Mae Mortgage pass-thru certificates 4.5% 8/1/2039	268,542	263,492
Fannie Mae Mortgage pass-thru certificates 5.5% 11/1/2034	455,859	466,190
Fannie Mae Mortgage pass-thru certificates 5.5% 6/1/2036	921	943
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2032	8,169	8,488
Fannie Mae Mortgage pass-thru certificates 6.5% 12/1/2035	84,034	87,542
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	23,325	24,237
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2032	4,411	4,581
Fannie Mae Mortgage pass-thru certificates 6.5% 7/1/2035	9,949	10,381
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	71,023	73,956
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	55,819	58,100
Fannie Mae Mortgage pass-thru certificates 6.5% 8/1/2036	13,210	13,761
Fannie Mae Mortgage pass-thru certificates 7% 2/1/2028	179	187
Fannie Mae Mortgage pass-thru certificates 7% 3/1/2026	13	13
Fannie Mae Mortgage pass-thru certificates 7% 7/1/2028	6	7
Fannie Mae Mortgage pass-thru certificates 7% 8/1/2025	2	2
Fannie Mae Mortgage pass-thru certificates 7.5% 1/1/2028	267	273
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2026	130	132
Fannie Mae Mortgage pass-thru certificates 7.5% 10/1/2028	574	590
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2025	1	1
Fannie Mae Mortgage pass-thru certificates 7.5% 11/1/2027	298	305
Fannie Mae Mortgage pass-thru certificates 7.5% 12/1/2025	5	5
Fannie Mae Mortgage pass-thru certificates 7.5% 3/1/2029	69	70
Fannie Mae Mortgage pass-thru certificates 7.5% 4/1/2029	30	31
Fannie Mae Mortgage pass-thru certificates 7.5% 6/1/2027	76	77
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2025	9	9
Fannie Mae Mortgage pass-thru certificates 7.5% 7/1/2027	114	115
Fannie Mae Mortgage pass-thru certificates 7.5% 8/1/2029	193	198
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2026	38	38
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	679	693
Fannie Mae Mortgage pass-thru certificates 7.5% 9/1/2027	661	670
Freddie Mac Gold Pool 5.5% 3/1/2034	89,327	91,613
Freddie Mac Gold Pool 5.5% 5/1/2034	638,786	654,066
Freddie Mac Gold Pool 5.5% 7/1/2035	56,553	57,980
Freddie Mac Gold Pool 7.5% 7/1/2027	8	8
Freddie Mac Gold Pool 7.5% 9/1/2030	1,107	1,169
Freddie Mac Gold Pool 7.5% 9/1/2030	19	19
Freddie Mac Gold Pool 7.5% 9/1/2031	151	160
Ginnie Mae I Pool 7% 1/15/2028	617	623
Ginnie Mae I Pool 7% 1/15/2028	215	217
Ginnie Mae I Pool 7% 1/15/2028	141	142
Ginnie Mae I Pool 7% 1/15/2028	50	50
Ginnie Mae I Pool 7% 1/15/2031	7,881	8,058
Ginnie Mae I Pool 7% 1/15/2032	576	587
Ginnie Mae I Pool 7% 10/15/2028	3,744	3,796
Ginnie Mae I Pool 7% 10/15/2028	1,980	1,993
Ginnie Mae I Pool 7% 10/15/2028	821	824
Ginnie Mae I Pool 7% 10/15/2028	184	185
Ginnie Mae I Pool 7% 10/15/2030	938	963
Ginnie Mae I Pool 7% 10/15/2031	1,318	1,357
Ginnie Mae I Pool 7% 10/15/2031	369	380
Ginnie Mae I Pool 7% 10/15/2031	212	218
Ginnie Mae I Pool 7% 10/15/2032	3,218	3,306
Ginnie Mae I Pool 7% 11/15/2028	664	674
Ginnie Mae I Pool 7% 11/15/2028	529	535
Ginnie Mae I Pool 7% 11/15/2032	936	961
Ginnie Mae I Pool 7% 12/15/2028	5,671	5,766
Ginnie Mae I Pool 7% 12/15/2028	924	940
Ginnie Mae I Pool 7% 12/15/2028	343	347
Ginnie Mae I Pool 7% 2/15/2028	5,526	5,595
Ginnie Mae I Pool 7% 2/15/2028	2,359	2,385
Ginnie Mae I Pool 7% 2/15/2028	703	712
Ginnie Mae I Pool 7% 2/15/2028	195	196
Ginnie Mae I Pool 7% 3/15/2028	654	661
Ginnie Mae I Pool 7% 3/15/2028	250	253
Ginnie Mae I Pool 7% 3/15/2028	208	211
Ginnie Mae I Pool 7% 3/15/2031	76	77
Ginnie Mae I Pool 7% 4/15/2028	3,667	3,714
Ginnie Mae I Pool 7% 4/15/2028	548	555
Ginnie Mae I Pool 7% 4/15/2028	78	79
Ginnie Mae I Pool 7% 4/15/2029	142	144
Ginnie Mae I Pool 7% 4/15/2032	1,070	1,099
Ginnie Mae I Pool 7% 5/15/2028	1,703	1,724
Ginnie Mae I Pool 7% 5/15/2028	1,037	1,051
Ginnie Mae I Pool 7% 5/15/2028	645	652
Ginnie Mae I Pool 7% 5/15/2028	179	182
Ginnie Mae I Pool 7% 5/15/2028	154	156
Ginnie Mae I Pool 7% 5/15/2031	430	437
Ginnie Mae I Pool 7% 5/15/2032	13,298	13,728
Ginnie Mae I Pool 7% 5/15/2032	1,501	1,547
Ginnie Mae I Pool 7% 5/15/2032	483	496
Ginnie Mae I Pool 7% 6/15/2028	2,554	2,588
Ginnie Mae I Pool 7% 6/15/2028	1,572	1,592
Ginnie Mae I Pool 7% 6/15/2028	1,109	1,121
Ginnie Mae I Pool 7% 6/15/2028	867	878
Ginnie Mae I Pool 7% 6/15/2028	735	743
Ginnie Mae I Pool 7% 6/15/2028	533	540
Ginnie Mae I Pool 7% 6/15/2028	513	519
Ginnie Mae I Pool 7% 6/15/2028	13	13
Ginnie Mae I Pool 7% 6/15/2028	6	5
Ginnie Mae I Pool 7% 6/15/2029	28	29
Ginnie Mae I Pool 7% 6/15/2031	3,486	3,589
Ginnie Mae I Pool 7% 6/15/2031	173	178
Ginnie Mae I Pool 7% 6/15/2032	26,117	26,947
Ginnie Mae I Pool 7% 6/15/2032	25,594	26,430
Ginnie Mae I Pool 7% 6/15/2032	16,465	17,003
Ginnie Mae I Pool 7% 6/15/2032	6,844	7,067
Ginnie Mae I Pool 7% 6/15/2032	6,640	6,852
Ginnie Mae I Pool 7% 6/15/2032	5,527	5,682
Ginnie Mae I Pool 7% 6/15/2032	4,325	4,469
Ginnie Mae I Pool 7% 6/15/2032	4,104	4,228
Ginnie Mae I Pool 7% 6/15/2032	2,811	2,898
Ginnie Mae I Pool 7% 6/15/2032	1,621	1,668
Ginnie Mae I Pool 7% 6/15/2032	1,055	1,085
Ginnie Mae I Pool 7% 6/15/2032	933	962
Ginnie Mae I Pool 7% 6/15/2032	673	693
Ginnie Mae I Pool 7% 6/15/2032	261	268
Ginnie Mae I Pool 7% 7/15/2028	1,078	1,093
Ginnie Mae I Pool 7% 7/15/2028	868	881
Ginnie Mae I Pool 7% 7/15/2028	470	476
Ginnie Mae I Pool 7% 7/15/2028	359	364
Ginnie Mae I Pool 7% 7/15/2028	238	241
Ginnie Mae I Pool 7% 7/15/2028	175	176
Ginnie Mae I Pool 7% 7/15/2028	72	72
Ginnie Mae I Pool 7% 7/15/2029	840	855
Ginnie Mae I Pool 7% 7/15/2030	1,316	1,338
Ginnie Mae I Pool 7% 7/15/2031	2,743	2,820
Ginnie Mae I Pool 7% 7/15/2031	557	570
Ginnie Mae I Pool 7% 7/15/2032	13,926	14,342
Ginnie Mae I Pool 7% 7/15/2032	13,165	13,584
Ginnie Mae I Pool 7% 7/15/2032	3,472	3,541
Ginnie Mae I Pool 7% 7/15/2032	2,078	2,147
Ginnie Mae I Pool 7% 7/15/2032	1,691	1,739
Ginnie Mae I Pool 7% 7/15/2032	229	236
Ginnie Mae I Pool 7% 8/15/2028	1,061	1,072
Ginnie Mae I Pool 7% 8/15/2032	2,516	2,587
Ginnie Mae I Pool 7% 8/15/2032	1,333	1,375
Ginnie Mae I Pool 7% 9/15/2028	1,530	1,551
Ginnie Mae I Pool 7% 9/15/2028	913	925
Ginnie Mae I Pool 7% 9/15/2028	317	319
Ginnie Mae I Pool 7% 9/15/2028	273	276
Ginnie Mae I Pool 7% 9/15/2028	170	172
Ginnie Mae I Pool 7% 9/15/2030	2,540	2,607
Ginnie Mae I Pool 7% 9/15/2031	10,147	10,393
Ginnie Mae I Pool 7% 9/15/2031	3,121	3,214
TOTAL UNITED STATES		11,511,161
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $12,113,587)		11,511,161

U.S. Treasury Obligations - 39.7%
	Yield (%) (g)	Principal Amount (a)	Value ($)
US Treasury Notes 2.75% 8/15/2032	2.79 to 4.70	263,566,800	240,103,177
US Treasury Notes 3.125% 11/15/2028 (h)	0.56 to 2.41	103,973,800	101,411,008
US Treasury Notes 3.5% 2/15/2033	3.38 to 3.91	59,782,400	56,931,060
US Treasury Notes 3.75% 5/31/2030	3.68 to 4.11	111,573,800	110,410,120
US Treasury Notes 3.875% 12/31/2027	4.01 to 4.36	206,213,400	206,237,568
US Treasury Notes 3.875% 3/15/2028	3.80 to 3.88	69,022,500	69,060,247
US Treasury Notes 3.875% 8/15/2033	4.00 to 4.89	61,043,400	59,379,014
US Treasury Notes 4% 1/31/2029	4.37	41,001,900	41,128,429
US Treasury Notes 4% 2/15/2034	4.25	25,312,100	24,731,700
US Treasury Notes 4% 3/31/2030	3.90 to 3.95	36,941,200	37,004,693
US Treasury Notes 4.125% 1/31/2027	3.84 to 4.01	31,338,000	31,409,000
US Treasury Notes 4.125% 8/31/2030	3.76 to 4.91	121,553,300	122,246,533
US Treasury Notes 4.25% 1/15/2028	4.01 to 4.31	64,859,100	65,451,952
US Treasury Notes 4.25% 1/31/2030	4.33 to 4.34	72,516,100	73,411,221
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.59	71,862,500	71,155,104
US Treasury Notes 4.375% 5/15/2034	3.78 to 4.49	108,406,400	108,711,293
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.56	48,645,800	49,371,687
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.39	71,057,100	72,368,509
US Treasury Notes 4.625% 5/31/2031	3.97 to 4.50	94,260,300	96,944,509
US Treasury Notes 4.875% 10/31/2028	3.79	27,345,200	28,194,397
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,684,060,317)			1,665,661,221

Money Market Funds - 0.7%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (i) (Cost $29,063,545)	4.32	29,057,733	29,063,545

TOTAL INVESTMENT IN SECURITIES - 99.9% (Cost $4,211,478,787)	4,190,001,287
NET OTHER ASSETS (LIABILITIES) - 0.1%	5,228,685
NET ASSETS - 100.0%	4,195,229,972

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Interest Rate Contracts
CBOT 10 Year US Treasury Bond Contracts (United States)	167	Sep 2025	18,521,344	230,677	230,677
CBOT 10 Year Ultra US Treasury Bond Contracts (United States)	84	Sep 2025	9,476,250	154,806	154,806
CBOT 2 Year US Treasury Note Contracts (United States)	734	Sep 2025	152,316,469	302,661	302,661
CBOT 5 Year US Treasury Note Contracts (United States)	843	Sep 2025	91,300,852	716,969	716,969

TOTAL FUTURES CONTRACTS					1,405,113
The notional amount of futures purchased as a percentage of Net Assets is 6.4%

Legend

(a)	Amount is stated in United States dollars unless otherwise noted.
(b)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $928,285,785 or 22.1% of net assets.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.
(d)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.
(e)	Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f)
Interest Only (IO) security represents the right to receive only monthly interest payments on an underlying pool of assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

(g)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(h)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $2,562,250.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	13,064,258	716,075,602	700,076,315	1,080,651	-	-	29,063,545	29,057,733	0.1%
Fidelity Securities Lending Cash Central Fund	-	191,321,079	191,321,079	6,607	-	-	-	-	0.0%
Total	13,064,258	907,396,681	891,397,394	1,087,258	-	-	29,063,545

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities.  U.S. Treasury Obligations, Foreign Government and Government Agency Obligations and Non-Convertible Corporate Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  Asset-Backed Securities, Collateralized Mortgage Obligations, Commercial Mortgage Securities and U.S. Government Agency - Mortgage Securities are valued by pricing services who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices.  When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Interest Rate Risk - Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the bond market and fluctuations in interest rates.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

Credit Risk
The Fund invests a significant portion of its assets in structured securities of issuers backed by commercial and residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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